Submission	Feb. 12, 2025
Submission [Line Items]
Central Index Key	0001456772
Registrant Name	OFFICE PROPERTIES INCOME TRUST
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES